INVESTMENTS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Investments [Line Items]
Loss from other than temporary impairment equity investments	$ 0	$ 500,000	$ 0
Equity method investments, at fair value		14,895,000
Cumulative unrealized loss	1,300,000
Consolidated Subsidiaries [Member] | Investments [Member]
Schedule of Investments [Line Items]
Purchases	2,500,000
Sales	500,000
Consolidated Subsidiaries [Member] | Reported Value Measurement [Member]
Schedule of Investments [Line Items]
Equity method investments, at fair value	400,000
Consolidated Subsidiaries [Member] | Senior Notes [Member] | Reported Value Measurement [Member]
Schedule of Investments [Line Items]
Investments of consolidated fund	1,600,000
AOCI Attributable to Non-Controlling Interest [Member] | Medley LLC [Member]
Schedule of Investments [Line Items]
Cumulative unrealized loss	8,800,000
Redeemable Non-Controlling Interest [Member]
Schedule of Investments [Line Items]
Cumulative unrealized loss	0
Sierra Income Corporation [Member]
Schedule of Investments [Line Items]
Equity method investments, at fair value	8,500,000	9,000,000
MCC Member]
Schedule of Investments [Line Items]
Investment in available-for-sale securities	$ 40,491,000	$ 17,009,000
Shares in MCC (in shares)	7,756,938	2,264,892